Significant Items Within the Income Statement - Summary of Non-underlying Items Related to Gross Profit and Operating Costs (Parenthetical) (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Non-underlying Items [Line Items]
Gain from sale of Alsa baking and dessert business	€ 60
Blueair [member]
Non-underlying Items [Line Items]
Credit from early settlement of contingent consideration		€ 277
Impairment of intangible asset		€ 208